Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and equivalents	$ 17,188,833	$ 29,398,047
Restricted cash	11,796,388
Short-term investment		3,748,900
Restricted investment	4,703,323
Accounts receivable, net	207	47,060
Accounts receivable – related party	29,311	8,093
Other receivables and prepaid expenses	4,441,946	1,385,394
Other receivables - related party	3,421,345	928,913
Escrow	600,000	600,000
Total current assets	42,181,353	36,116,407
PROPERTY AND EQUIPMENT, NET	9,423,713	9,904,289
OTHER ASSETS
Certificate of deposit		3,136,910
Right-of-use assets	34,345	11,494
Cost method Investment	932,552	548,151
Intangible assets, net	816,885	1,120,021
Total other assets	1,783,782	4,816,576
Total assets	53,388,848	50,837,272
CURRENT LIABILITIES
Accounts payable	2,959,415	1,625,494
Accounts payable – related party	28,727
Deferred revenue	449,037	697,863
Other payables and accrued liabilities	290,150	1,284,235
Taxes payable	13,372	29,826
Lease liability - current	20,808	11,494
Total current liabilities	3,761,509	3,648,912
OTHER LIABILITIES
Lease liability - noncurrent	11,491
Total liabilities	3,773,000	3,648,912
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,836,992 and 30,654,712 shares issued, 21,226,992 and 21,044,712 shares outstanding as of December 31, 2022 and December 31, 2021, respectively	1,542	1,533
Treasury shares, at cost, 9,610,000 shares	(481)	(481)
Additional paid-in capital	22,349,767	21,884,962
Subscription receivable		(1,000,000)
Statutory reserves	124,757	112,347
Retained earnings	28,315,319	25,092,043
Accumulated other comprehensive income (loss)	(1,175,056)	1,097,956
Total shareholders’ equity	49,615,848	47,188,360
Total liabilities and shareholders’ equity	$ 53,388,848	$ 50,837,272